UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09019
Dow Target Variable Fund LLC

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio	45242

(Address of principal executive offices)	(Zip code)

(Name and address of agent for service)
Registrant’s telephone number, including area code: 513-794-6971
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1.   Reports To Stockholders.

Dow℠ Target Variable Fund LLC

Semi-Annual Report

June 30, 2007

Ohio National Financial Services®

dow sm target variable fund llc seni-annual report june 30, 2007 ohio national financial sertcices.

President’s Message

Dear Investor,

The current bull market is more than two years old, and it is still churning out impressive numbers. The Dow Jones Industrials again set records throughout the last six months, finishing up 8.76 percent on a year-to-date basis.

The U.S. bond market had a positive, but low total return for the first six months of 2007. The Treasury yield curve began to return to its normal upward sloping shape from being flat to inverted. Longer-maturity Treasury yields increased because of fears of an increase in inflation. Credit spreads widened due to a steady stream of leveraged corporate buyouts which negatively impacted credit quality. In addition, concerns in the housing and mortgage markets negatively affected certain asset-backed securities, collateralized debit obligations, and corporate bonds in the finance and homebuilding sectors. The environment for fixed income investing will continue to be challenging because absolute yields are low.

As predicted, economic growth slowed during the first half of 2007, but there are plenty of signs that the economy remains strong. Demand for labor is unabated with more than 850,000 jobs added to payrolls in the first half of 2007. The unemployment rate remains steady at 4.5 percent. The strong labor market is expected to drive consumer spending upward at a moderate pace, which in turn will help rev the domestic economic engine. Although both energy and food prices have increased significantly, core inflation remains low — a strong positive for the economy.

Dowsm Target Variable Fund

All of the Fund’s portfolios continued their positive performance of the prior six months. The more concentrated Target 5 portfolios turned in double digit numbers while the Target 10 paced the Dow Jones Industrial Average. Leaders for the portfolios were Merck & Co., Inc., AT&T, Inc. and General Motors Corp.; laggards were Citigroup Inc., Pfizer, Inc. and JPMorgan Chase & Co.

Looking Ahead

With core inflation low and positive economic growth despite our continuing issues with energy prices, there seems to be every reason to be positive about a continued bull market. However, there are risks that must be monitored.

One risk is that the ongoing housing correction might prove to be stronger and longer than expected. This could curtail consumer spending in the future and put significant pressure on the economy. Another potential risk is that energy prices may continue to rise, creating attendant increases in other costs. While U.S. consumers have been able to ride out increases in energy so far, there is a breaking point. If energy costs consume too much disposable income, or if the continued increases become embedded in long-term inflation projections, the economy could slow or even grind to a halt.

However, these are only possibilities, and most experts seem to feel that the near future is a positive one. As always, thank you for entrusting your assets to the Dow Target Variable Fund. We look forward to continuing to serve your investment needs.

Sincerely,
John J. Palmer, FSA
President

Managers and Officers of Dowsm Target Variable Fund LLC

John J. Palmer, President and Manager
L. Ross Love, Manager
James E. Bushman, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Chief Compliance Officer
R. Todd Brockman, Treasurer
Catherine E. Gehr, Assistant Treasurer
Kimberly A. Plante, Assistant Secretary

The Statement of Additional Information (“SAI”) of Dow Target Variable Fund LLC includes additional information about the Fund Managers and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses in voting proxies relating to Fund securities, as well as information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, 2007, is available without charge, upon request, by calling 877-781-6392 toll-free and is also available on the Securities and Exchange Commission (the “Commission”) website at http://www.sec.gov.

The Fund has filed its Schedules of Investments as of March 31 and September 30 with the Commission, as required, on Form N-Q. Form N-Q is required to be filed with the Commission for the first and third quarters of each fiscal year within sixty days after the end of each period and is available on the Commission website upon acceptance of each submission.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus of Dow Target Variable Fund LLC. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Investments, Inc., One Financial Way, Cincinnati, OH 45242, telephone 513-794-6100.

Dowsm Target Variable Fund LLC
Dowsm Target 10 — First Quarter Portfolio

 Objective

The Dowsm Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2007

Average Annual Total Returns:
One year	26.10%
Five year	9.05%
Since inception (1/4/99)	5.12%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2007, the Dow Target 10 — First Quarter Portfolio returned 8.31% versus 8.76% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA received a great deal of fanfare throughout the first half of 2007 for its strong showing, up 8.76% including the effect of dividends. It topped both the S&P 500 and Nasdaq Composite indices, up 6.96% and 8.17%, respectively. The DJIA closed higher in 24 out of 27 trading sessions in April and May — a feat not seen since 1927, according to Forbes. The DJIA closed out the first half of 2007 at 13,408.60, about 2.0% below its all-time high established on June 4.

In the first half of 2007, value investing outpaced growth investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Value Index gained 7.37%, while the S&P 500/Citigroup Growth Index rose 6.53%.

The Dow Target 10 — First Quarter Portfolio lagged the DJIA in the first half of 2007. The stocks that appreciated were as follows: General Motors Corp. up 24.7%, AT&T Inc. up 18.1%, Merck & Co., Inc. up 16.0%, Verizon Communications, Inc. up 12.7%, Altria Group, Inc. up 1.1%, E.I. Du Pont de Nemours & Co. up 5.9%, General Electric Co. up 4.4%, JPMorgan Chase & Co. up 1.7%, Pfizer, Inc. up 1.0% and Kraft Foods, Inc. up 0.1%. The only stock in negative territory was Citigroup, Inc. down 6.0%.(1)

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle. Mid-and small-caps have dominated their larger counterparts over the past eight years. From June, 1999 through June, 2007, the DJIA posted a cumulative total return of 43.8%, which paled in comparison to the 135.3% gain posted by the S&P 400/Citigroup Index of mid-cap stocks and the 102.5% gain posted by the Russell 2000 Index of small-cap stocks. Two reasons for the anticipated shift in sentiment is the tempering of economic growth here in the U.S. and the possibility that the Federal Reserve may have to raise the fed funds rate in the second half of 2007 to stave off inflation. The Blue Chip Economic Consensus Forecast out in early June called for 2.1% GDP growth in 2007, well below last year’s 3.3% growth rate and the 3.9% growth registered in 2004. Mid- and small-cap companies tend to outperform large-cap companies when economic growth is robust and rates are low because they can grow their earnings at a faster clip. Today’s climate reflects moderate growth and rising interest rates.

The real growth story is overseas. As is the case with so many opportunities these days, there is the potential for U.S. investors to boost returns by adopting a global perspective. The International Monetary Fund is forecasting a 4.9% global growth rate for 2007, more than double the U.S. projection. Investors can play the global growth story here at home by owning large-cap stocks. Most large companies in the U.S. are multi-national and garner a significant percentage of their revenues from foreign operations. Standard & Poor’s recently announced that 238 companies (those with full reporting information) in its S&P 500 Index generated an average of 44.2% of total sales from outside of the U.S. in 2006. That is up 37% from five years ago. Because these companies are similar in size and stature to those in the DJIA, this perceived multi-national advantage could, in our opinion, influence the performance of this Portfolio in the months ahead.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 10.83% in 2007, vs. 5.57% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2007.

Dowsm Target Variable Fund LLC
Dowsm Target 10 — First Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2007 (1)

% of Net Assets

Common Stocks (2)	99.5
Repurchase Agreements and Other Net Assets	0.5

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	21.1
Health Care	19.8
Financials	17.8
Consumer Discretionary	11.5
Consumer Staples	10.2
Materials	9.6
Industrials	9.5

99.5

Schedule of Investments	June 30, 2007 (Unaudited)

		Fair
Common Stocks – 99.5%	Shares	Value

Automobiles – 11.5%
General Motors Corp.	10,667	$403,213
Chemicals – 9.6%
E.I. Du Pont de Nemours & Co.	6,661	338,645
Diversified Financial Services – 17.8%
Citigroup, Inc.	5,846	299,841
JPMorgan Chase & Co.	6,677	323,501

		623,342
Diversified Telecommunication Services – 21.1%
AT&T Inc.	9,202	381,883
Verizon Communications, Inc.	8,751	360,279

		742,162
Food Products – 2.6%
Kraft Foods, Inc.	2,606	91,861
Industrial Conglomerates – 9.5%
General Electric Co.	8,713	333,534
Pharmaceuticals – 19.8%
Merck & Co., Inc.	7,501	373,550
Pfizer, Inc.	12,529	320,366

		693,916
Tobacco – 7.6%
Altria Group, Inc.	3,788	265,690

Total Common Stocks (Cost $2,894,402)		$3,492,363

	Face	Fair
Repurchase Agreements – 0.4%	Amount	Value

U.S. Bank 4.100% 07/02/2007	$14,000	$14,000

Repurchase price $14,005
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool #E99143 4.500%, 09/01/2018 Fair Value: $14,280
Total Repurchase Agreements (Cost $14,000)		$14,000

Total Investments — 99.9% (Cost $2,908,402) (a)		$3,506,363
Other Assets in Excess of Liabilities — 0.1%		4,321

Net Assets — 100.0%		$3,510,684

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC
Dowsm Target 10 — Second Quarter Portfolio

 Objective

The Dowsm Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2007

Average Annual Total Returns:
One year	28.29%
Five year	11.23%
Since inception (4/1/99)	7.05%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2007, the Dow Target 10 — Second Quarter Portfolio returned 10.22% versus 8.76% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA received a great deal of fanfare throughout the first half of 2007 for its strong showing, up 8.76% including the effect of dividends. It topped both the S&P 500 and Nasdaq Composite indices, up 6.96% and 8.17%, respectively. The DJIA closed higher in 24 out of 27 trading sessions in April and May — a feat not seen since 1927, according to Forbes. The DJIA closed out the first half of 2007 at 13,408.60, about 2.0% below its all-time high established on June 4.

In the first half of 2007, value investing outpaced growth investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Value Index gained 7.37%, while the S&P 500/Citigroup Growth Index rose 6.53%.

The Dow Target 10 — Second Quarter Portfolio outperformed the DJIA in the first half of 2007. The stocks that appreciated were as follows: General Motors Corp. up 24.7%, AT&T Inc. up 18.1%, Merck & Co., Inc. up 16.0%, Verizon Communications, Inc. up 12.7%, Altria Group, Inc. up 11.1%, The Coca-Cola Co. up 9.8%, E.I. Du Pont de Nemours & Co. up 5.9%, General Electric Co. up 4.4%, Pfizer, Inc. up 1.0% and Kraft Foods, Inc. up 0.1%. The only stock in negative territory was Citigroup, Inc. down 6.0%.(1)

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle. Mid-and small-caps have dominated their larger counterparts over the past eight years. From June, 1999 through June, 2007, the DJIA posted a cumulative total return of 43.8%, which paled in comparison to the 135.3% gain posted by the S&P 400/Citigroup Index of mid-cap stocks and the 102.5% gain posted by the Russell 2000 Index of small-cap stocks. Two reasons for the anticipated shift in sentiment is the tempering of economic growth here in the U.S. and the possibility that the Federal Reserve may have to raise the fed funds rate in the second half of 2007 to stave off inflation. The Blue Chip Economic Consensus Forecast out in early June called for 2.1% GDP growth in 2007, well below last year’s 3.3% growth rate and the 3.9% growth registered in 2004. Mid- and small-cap companies tend to outperform large-cap companies when economic growth is robust and rates are low because they can grow their earnings at a faster clip. Today’s climate reflects moderate growth and rising interest rates.

The real growth story is overseas. As is the case with so many opportunities these days, there is the potential for U.S. investors to boost returns by adopting a global perspective. The International Monetary Fund is forecasting a 4.9% global growth rate for 2007, more than double the U.S. projection. Investors can play the global growth story here at home by owning large-cap stocks. Most large companies in the U.S. are multi-national and garner a significant percentage of their revenues from foreign operations. Standard & Poor’s recently announced that 238 companies (those with full reporting information) in its S&P 500 Index generated an average of 44.2% of total sales from outside of the U.S. in 2006. That is up 37% from five years ago. Because these companies are similar in size and stature to those in the DJIA, this perceived multi-national advantage could, in our opinion, influence the performance of this Portfolio in the months ahead.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 10.83% in 2007, vs. 5.57% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2007.

Dowsm Target Variable Fund LLC
Dowsm Target 10 — Second Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2007 (1)

% of Net Assets

Common Stocks (2)	98.8
Repurchase Agreements and Other Net Assets	1.2

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Consumer Staples	19.9
Telecommunication Services	19.7
Health Care	19.6
Consumer Discretionary	11.2
Industrials	9.9
Materials	9.4
Financials	9.1

98.8

Schedule of Investments	June 30, 2007 (Unaudited)

		Fair
Common Stocks – 98.8%	Shares	Value

Automobiles – 11.2%
General Motors Corp.	13,000	$491,400
Beverages – 9.9%
The Coca-Cola Co.	8,346	436,579
Chemicals – 9.4%
E.I. Du Pont de Nemours & Co.	8,131	413,380
Diversified Financial Services – 9.1%
Citigroup, Inc.	7,811	400,626
Diversified Telecommunication Services – 19.7%
AT&T Inc.	10,252	425,458
Verizon Communications, Inc.	10,687	439,984

		865,442
Food Products – 2.6%
Kraft Foods, Inc.	3,245	114,386
Industrial Conglomerates – 9.9%
General Electric Co.	11,293	432,296
Pharmaceuticals – 19.6%
Merck & Co., Inc.	9,136	454,973
Pfizer, Inc.	15,803	404,083

		859,056
Tobacco – 7.4%
Altria Group, Inc.	4,607	323,135

Total Common Stocks (Cost $3,623,878)		$4,336,300

	Face	Fair
Repurchase Agreements – 0.3%	Amount	Value

U.S. Bank 4.100% 07/02/2007	$12,000	$12,000

Repurchase price $12,004
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool #E99143 4.500%, 09/01/2018 Fair Value: $12,240
Total Repurchase Agreements (Cost $12,000)		$12,000

Total Investments — 99.1% (Cost $3,635,878) (a)		$4,348,300
Other Assets in Excess of Liabilities — 0.9%		40,680

Net Assets — 100.0%		$4,388,980

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC
Dowsm Target 10 — Third Quarter Portfolio

 Objective

The Dowsm Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2007

Average Annual Total Returns:
One year	26.56%
Five year	9.24%
Since inception (7/1/99)	4.19%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2007, the Dow Target 10 — Third Quarter Portfolio returned 8.61% versus 8.76% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA received a great deal of fanfare throughout the first half of 2007 for its strong showing, up 8.76% including the effect of dividends. It topped both the S&P 500 and Nasdaq Composite indices, up 6.96% and 8.17%, respectively. The DJIA closed higher in 24 out of 27 trading sessions in April and May — a feat not seen since 1927, according to Forbes. The DJIA closed out the first half of 2007 at 13,408.60, about 2.0% below its all-time high established on June 4.

In the first half of 2007, value investing outpaced growth investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Value Index gained 7.37%, while the S&P 500/Citigroup Growth Index rose 6.53%.

The Dow Target 10 — Third Quarter Portfolio slightly lagged the DJIA in the first half of 2007. The stocks that appreciated were as follows: Idearc, Inc. up 25.7%, General Motors Corp. up 24.7%, AT&T Inc. up 8.1%, Merck & Co., Inc. up 16.0%, Verizon Communications, Inc. up 12.7%, Altria Group, Inc. up 11.1%, E.I. Du Pont de Nemours & Co. up 5.9%, General Electric Co. up 4.4%, JPMorgan Chase & Co. up 1.7%, Pfizer, Inc. up 1.0% and Kraft Foods, Inc. up 0.1%. The only stock in negative territory was Citigroup down 6.0%.(1)

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle. Mid-and small-caps have dominated their larger counterparts over the past eight years. From June, 1999 through June, 2007, the DJIA posted a cumulative total return of 43.8%, which paled in comparison to the 135.3% gain posted by the S&P 400/Citigroup Index of mid-cap stocks and the 102.5% gain posted by the Russell 2000 Index of small-cap stocks. Two reasons for the anticipated shift in sentiment is the tempering of economic growth here in the U.S. and the possibility that the Federal Reserve may have to raise the fed funds rate in the second half of 2007 to stave off inflation. The Blue Chip Economic Consensus Forecast out in early June called for 2.1% GDP growth in 2007, well below last year’s 3.3% growth rate and the 3.9% growth registered in 2004. Mid- and small-cap companies tend to outperform large-cap companies when economic growth is robust and rates are low because they can grow their earnings at a faster clip. Today’s climate reflects moderate growth and rising interest rates.

The real growth story is overseas. As is the case with so many opportunities these days, there is the potential for U.S. investors to boost returns by adopting a global perspective. The International Monetary Fund is forecasting a 4.9% global growth rate for 2007, more than double the U.S. projection. Investors can play the global growth story here at home by owning large-cap stocks. Most large companies in the U.S. are multi-national and garner a significant percentage of their revenues from foreign operations. Standard & Poor’s recently announced that 238 companies (those with full reporting information) in its S&P 500 Index generated an average of 44.2% of total sales from outside of the U.S. in 2006. That is up 37% from five years ago. Because these companies are similar in size and stature to those in the DJIA, this perceived multi-national advantage could, in our opinion, influence the performance of this Portfolio in the months ahead.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 10.83% in 2007, vs. 5.57% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2007.

Dowsm Target Variable Fund LLC
Dowsm Target 10 — Third Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2007 (1)

% of Net Assets

Common Stocks (2)	99.8
Repurchase Agreements and Other Net Assets	0.2

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	22.0
Health Care	19.9
Financials	17.9
Consumer Discretionary	10.7
Consumer Staples	10.0
Materials	9.9
Industrials	9.4

99.8

Schedule of Investments	June 30, 2007 (Unaudited)

		Fair
Common Stocks – 99.8%	Shares	Value

Automobiles – 10.3%
General Motors Corp.	10,091	$381,440
Chemicals – 9.9%
E.I. Du Pont de Nemours & Co.	7,227	367,421
Diversified Financial Services – 17.9%
Citigroup, Inc.	6,229	319,485
JPMorgan Chase & Co.	7,156	346,708

		666,193
Diversified Telecommunication Services – 22.0%
AT&T Inc.	10,778	447,287
Verizon Communications, Inc.	8,971	369,336

		816,623
Food Products – 2.3%
Kraft Foods, Inc.	2,430	85,658
Industrial Conglomerates – 9.4%
General Electric Co.	9,118	349,037
Pharmaceuticals – 19.9%
Merck & Co., Inc.	8,251	410,900
Pfizer, Inc.	12,806	327,449

		738,349
Media – 0.4%
Idearc, Inc.	418	14,768
Tobacco – 7.7%
Altria Group, Inc.	4,094	287,153

Total Common Stocks (Cost $2,991,375)		$3,706,642

	Face	Fair
Repurchase Agreements – 0.1%	Amount	Value

U.S. Bank 4.100% 07/02/2007	$5,000	$5,000

Repurchase price $5,002
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool #E99143 4.500%, 09/01/2018 Fair Value: $5,100
Total Repurchase Agreements (Cost $5,000)		$5,000

Total Investments — 99.9% (Cost $2,996,375) (a)		$3,711,642
Other Assets in Excess of Liabilities — 0.1%		741

Net Assets — 100.0%		$3,712,383

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC
Dowsm Target 10 — Fourth Quarter Portfolio

 Objective

The Dowsm Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2007

Average Annual Total Returns:
One year	27.03%
Five year	8.70%
Since inception (10/1/99)	5.82%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2007, the Dow Target 10 — Fourth Quarter Portfolio returned 8.41% versus 8.76% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA received a great deal of fanfare throughout the first half of 2007 for its strong showing, up 8.76% including the effect of dividends. It topped both the S&P 500 and Nasdaq Composite indices, up 6.96% and 8.17%, respectively. The DJIA closed higher in 24 out of 27 trading sessions in April and May — a feat not seen since 1927, according to Forbes. The DJIA closed out the first half of 2007 at 13,408.60, about 2.0% below its all-time high established on June 4.

In the first half of 2007, value investing outpaced growth investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Value Index gained 7.37%, while the S&P 500/Citigroup Growth Index rose 6.53%.

The Dow Target 10 — Fourth Quarter Portfolio lagged the DJIA in the first half of 2007. The stocks that appreciated were as follows: Idearc, Inc. up 25.7%, General Motors Corp. up 24.7%, AT&T Inc. up 18.1%, Merck & Co., Inc. up 16.0%, Verizon Communications, Inc. up 12.7%, Altria Group, Inc. up 11.1%, E.I. Du Pont de Nemours & Co. up 5.9%, General Electric Co. up 4.4%, JPMorgan Chase & Co. up 1.7%, Pfizer, Inc. up 1.0% and Kraft Foods, Inc. up 0.1%. The only stock in negative territory was Citigroup, Inc. down 6.0%.(1)

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle. Mid-and small-caps have dominated their larger counterparts over the past eight years. From June, 1999 through June, 2007, the DJIA posted a cumulative total return of 43.8%, which paled in comparison to the 135.3% gain posted by the S&P 400/Citigroup Index of mid-cap stocks and the 102.5% gain posted by the Russell 2000 Index of small-cap stocks. Two reasons for the anticipated shift in sentiment is the tempering of economic growth here in the U.S. and the possibility that the Federal Reserve may have to raise the fed funds rate in the second half of 2007 to stave off inflation. The Blue Chip Economic Consensus Forecast out in early June called for 2.1% GDP growth in 2007, well below last year’s 3.3% growth rate and the 3.9% growth registered in 2004. Mid- and small-cap companies tend to outperform large-cap companies when economic growth is robust and rates are low because they can grow their earnings at a faster clip. Today’s climate reflects moderate growth and rising interest rates.

The real growth story is overseas. As is the case with so many opportunities these days, there is the potential for U.S. investors to boost returns by adopting a global perspective. The International Monetary Fund is forecasting a 4.9% global growth rate for 2007, more than double the U.S. projection. Investors can play the global growth story here at home by owning large-cap stocks. Most large companies in the U.S. are multi-national and garner a significant percentage of their revenues from foreign operations. Standard & Poor’s recently announced that 238 companies (those with full reporting information) in its S&P 500 Index generated an average of 44.2% of total sales from outside of the U.S. in 2006. That is up 37% from five years ago. Because these companies are similar in size and stature to those in the DJIA, this perceived multi-national advantage could, in our opinion, influence the performance of this Portfolio in the months ahead.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 10.83% in 2007, vs. 5.57% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2007.

Dowsm Target Variable Fund LLC
Dowsm Target 10 — Fourth Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2007 (1)

% of Net Assets

Common Stocks (2)	99.4
Repurchase Agreements and
Other Net Assets	0.6

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	21.2
Health Care	18.6
Financials	18.3
Materials	10.6
Consumer Staples	10.6
Consumer Discretionary	10.5
Industrials	9.6

99.4

Schedule of Investments	June 30, 2007 (Unaudited)

		Fair
Common Stocks – 99.4%	Shares	Value

Automobiles – 10.1%
General Motors Corp.	7,375	$278,775

Chemicals – 10.6%
E.I. Du Pont de Nemours & Co.	5,727	291,161

Diversified Financial Services – 18.3%
Citigroup, Inc.	4,940	253,373
JPMorgan Chase & Co.	5,224	253,103

		506,476

Diversified Telecommunication Services – 21.2%
AT&T, Inc.	7,535	312,702
Verizon Communications, Inc.	6,609	272,092

		584,794

Food Products – 2.5%
Kraft Foods, Inc.	1,983	69,901

Industrial Conglomerates – 9.6%
General Electric Co.	6,950	266,046

Pharmaceuticals – 18.6%
Merck & Co., Inc.	5,856	291,629
Pfizer, Inc.	8,650	221,180

		512,809

Media – 0.4%
Idearc, Inc.	340	12,012

Tobacco – 8.1%
Altria Group, Inc.	3,206	224,869

Total Common Stocks (Cost $2,257,257)		$2,746,843

	Face	Fair
Repurchase Agreements – 0.5%	Amount	Value

U.S. Bank 4.100% 07/02/2007	$13,000	$13,000

Repurchase price $13,004
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool #E99143 4.500%, 09/01/2018 Fair Value: $13,260
Total Repurchase Agreements (Cost $13,000)		$13,000

Total Investments — 99.9% (Cost $2,270,257) (a)		$2,759,843
Other Assets in Excess of Liabilities — 0.1%		2,680

Net Assets — 100.0%		$2,762,523

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC
Dowsm Target 5 — First Quarter Portfolio

 Objective

The Dowsm Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2007

Average Annual Total Returns:
One year	29.28%
Five year	12.78%
Since inception (1/3/00)	9.25%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2007, the Dow Target 5 — First Quarter Portfolio returned 11.36% versus 8.76% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA received a great deal of fanfare throughout the first half of 2007 for its strong showing, up 8.76% including the effect of dividends. It topped both the S&P 500 and Nasdaq Composite indices, up 6.96% and 8.17%, respectively. The DJIA closed higher in 24 out of 27 trading sessions in April and May — a feat not seen since 1927, according to Forbes. The DJIA closed out the first half of 2007 at 13,408.60, about 2.0% below its all-time high established on June 4.

In the first half of 2007, value investing outpaced growth investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Value Index gained 7.37%, while the S&P 500/Citigroup Growth Index rose 6.53%.

The Dow Target 5 — First Quarter Portfolio significantly outperformed the DJIA in the first half of 2007. The stocks performed as follows: General Motors Corp. up 24.7%, AT&T Inc. up 18.1%, Verizon Communications, Inc. up 12.7%, General Electric Co. up 4.4% and Pfizer, Inc. up 1.0%.(1)

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle. Mid-and small-caps have dominated their larger counterparts over the past eight years. From June, 1999 through June, 2007, the DJIA posted a cumulative total return of 43.8%, which paled in comparison to the 135.3% gain posted by the S&P 400/Citigroup Index of mid-cap stocks and the 102.5% gain posted by the Russell 2000 Index of small-cap stocks. Two reasons for the anticipated shift in sentiment is the tempering of economic growth here in the U.S. and the possibility that the Federal Reserve may have to raise the fed funds rate in the second half of 2007 to stave off inflation. The Blue Chip Economic Consensus Forecast out in early June called for 2.1% GDP growth in 2007, well below last year’s 3.3% growth rate and the 3.9% growth registered in 2004. Mid- and small-cap companies tend to outperform large-cap companies when economic growth is robust and rates are low because they can grow their earnings at a faster clip. Today’s climate reflects moderate growth and rising interest rates.

The real growth story is overseas. As is the case with so many opportunities these days, there is the potential for U.S. investors to boost returns by adopting a global perspective. The International Monetary Fund is forecasting a 4.9% global growth rate for 2007, more than double the U.S. projection. Investors can play the global growth story here at home by owning large-cap stocks. Most large companies in the U.S. are multi-national and garner a significant percentage of their revenues from foreign operations. Standard & Poor’s recently announced that 238 companies (those with full reporting information) in its S&P 500 Index generated an average of 44.2% of total sales from outside of the U.S. in 2006. That is up 37% from five years ago. Because these companies are similar in size and stature to those in the DJIA, this perceived multi-national advantage could, in our opinion, influence the performance of this Portfolio in the months ahead.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 10.83% in 2007, vs. 5.57% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2007.

Dowsm Target Variable Fund LLC
Dowsm Target 5 — First Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2007 (1)

% of Net Assets

Common Stocks (2)	99.8
Repurchase Agreements Less Net Liabilities	0.2

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	41.2
Consumer Discretionary	22.3
Industrials	18.5
Health Care	17.8

99.8

Schedule of Investments	June 30, 2007 (Unaudited)

		Fair
Common Stocks – 99.8%	Shares	Value

Automobiles – 22.3%
General Motors Corp.	12,954	$489,661

Diversified Telecommunication Services – 41.2%
AT&T Inc.	11,174	463,721
Verizon Communications, Inc.	10,630	437,637

		901,358

Industrial Conglomerates – 18.5%
General Electric Co.	10,584	405,155

Pharmaceuticals – 17.8%
Pfizer, Inc.	15,215	389,048

Total Common Stocks (Cost $1,803,991)		$2,185,222

	Face	Fair
Repurchase Agreements – 0.2%	Amount	Value

U.S. Bank 4.100% 07/02/2007	$4,000	$4,000

Repurchase price $4,001
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool #E99143 4.500%, 09/01/2018 Fair Value: $4,080
Total Repurchase Agreements (Cost $4,000)		$4,000

Total Investments — 100.0% (Cost $1,807,991) (a)		$2,189,222
Liabilities in Excess of Other Assets — 0.0%		(320)

Net Assets — 100.0%		$2,188,902

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC
Dowsm Target 5 — Second Quarter Portfolio

 Objective

The Dowsm Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2007

Average Annual Total Returns:
One year	31.91%
Five year	13.94%
Since inception (4/3/00)	10.71%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2007, the Dow Target 5 — Second Quarter Portfolio returned 13.62% versus 8.76% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA received a great deal of fanfare throughout the first half of 2007 for its strong showing, up 8.76% including the effect of dividends. It topped both the S&P 500 and Nasdaq Composite indices, up 6.96% and 8.17%, respectively. The DJIA closed higher in 24 out of 27 trading sessions in April and May — a feat not seen since 1927, according to Forbes. The DJIA closed out the first half of 2007 at 13,408.60, about 2.0% below its all-time high established on June 4.

In the first half of 2007, value investing outpaced growth investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Value Index gained 7.37%, while the S&P 500/Citigroup Growth Index rose 6.53%.

The Dow Target 5 — Second Quarter Portfolio significantly outperformed the DJIA in the first half of 2007. The stocks performed as follows: General Motors Corp. up 24.7%, AT&T Inc. up 18.1%, Verizon Communications, Inc. up 12.7%, General Electric Co. up 4.4% and Pfizer, Inc. up 1.0%.(1)

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle. Mid-and small-caps have dominated their larger counterparts over the past eight years. From June, 1999 through June, 2007, the DJIA posted a cumulative total return of 43.8%, which paled in comparison to the 135.3% gain posted by the S&P 400/Citigroup Index of mid-cap stocks and the 102.5% gain posted by the Russell 2000 Index of small-cap stocks. Two reasons for the anticipated shift in sentiment is the tempering of economic growth here in the U.S. and the possibility that the Federal Reserve may have to raise the fed funds rate in the second half of 2007 to stave off inflation. The Blue Chip Economic Consensus Forecast out in early June called for 2.1% GDP growth in 2007, well below last year’s 3.3% growth rate and the 3.9% growth registered in 2004. Mid- and small-cap companies tend to outperform large-cap companies when economic growth is robust and rates are low because they can grow their earnings at a faster clip. Today’s climate reflects moderate growth and rising interest rates.

The real growth story is overseas. As is the case with so many opportunities these days, there is the potential for U.S. investors to boost returns by adopting a global perspective. The International Monetary Fund is forecasting a 4.9% global growth rate for 2007, more than double the U.S. projection. Investors can play the global growth story here at home by owning large-cap stocks. Most large companies in the U.S. are multi-national and garner a significant percentage of their revenues from foreign operations. Standard & Poor’s recently announced that 238 companies (those with full reporting information) in its S&P 500 Index generated an average of 44.2% of total sales from outside of the U.S. in 2006. That is up 37% from five years ago. Because these companies are similar in size and stature to those in the DJIA, this perceived multi-national advantage could, in our opinion, influence the performance of this Portfolio in the months ahead.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 10.83% in 2007, vs. 5.57% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2007.

Dowsm Target Variable Fund LLC
Dowsm Target 5 — Second Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2007 (1)

% of Net Assets

Common Stocks (2)	99.3
Repurchase Agreements Less Net Liabilities	0.7

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	39.2
Consumer Discretionary	22.2
Industrials	19.6
Health Care	18.3

99.3

Schedule of Investments	June 30, 2007 (Unaudited)

		Fair
Common Stocks – 99.3%	Shares	Value

Automobiles – 22.2%
General Motors Corp.	15,030	$568,134

Industrial Conglomerates – 19.6%
General Electric Co.	13,059	499,898

Diversified Telecommunication Services – 39.2%
AT&T Inc.	11,853	491,900
Verizon Communications, Inc.	12,357	508,738

		1,000,638

Pharmaceuticals – 18.3%
Pfizer, Inc.	18,272	467,215

Total Common Stocks (Cost $2,214,601)		$2,535,885

	Face	Fair
Repurchase Agreements – 3.0%	Amount	Value

U.S. Bank 4.100% 07/02/2007	$76,000	$76,000

Repurchase price $76,026
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool#E99143 4.500%, 09/01/2018 Fair Value: $77,521
Total Repurchase Agreements (Cost $76,000)		$76,000

Total Investments — 102.3% (Cost $2,290,601) (a)		$2,611,885
Liabilities in Excess of Other Assets — (2.3)%		(58,359)

Net Assets — 100.0%		$2,553,526

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC
Dowsm Target 5 — Third Quarter Portfolio

 Objective

The Dowsm Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2007

Average Annual Total Returns:
One year	28.61%
Five year	6.81%
Since inception (7/3/00)	6.17%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2007, the Dow Target 5 — Third Quarter Portfolio returned 11.45% versus 8.76% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA received a great deal of fanfare throughout the first half of 2007 for its strong showing, up 8.76% including the effect of dividends. It topped both the S&P 500 and Nasdaq Composite indices, up 6.96% and 8.17%, respectively. The DJIA closed higher in 24 out of 27 trading sessions in April and May — a feat not seen since 1927, according to Forbes. The DJIA closed out the first half of 2007 at 13,408.60, about 2.0% below its all-time high established on June 4.

In the first half of 2007, value investing outpaced growth investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Value Index gained 7.37%, while the S&P 500/Citigroup Growth Index rose 6.53%.

The Dow Target 5 — Third Quarter Portfolio significantly outperformed the DJIA in the first half of 2007. The stocks performed as follows: Idearc, Inc. up 25.7%, General Motors Corp. up 24.7%, AT&T Inc. up 18.1%, Verizon Communications, Inc. up 12.7%, General Electric Co. up 4.4% and Pfizer, Inc. up 1.0%.(1)

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle. Mid-and small-caps have dominated their larger counterparts over the past eight years. From June, 1999 through June, 2007, the DJIA posted a cumulative total return of 43.8%, which paled in comparison to the 135.3% gain posted by the S&P 400/Citigroup Index of mid-cap stocks and the 102.5% gain posted by the Russell 2000 Index of small-cap stocks. Two reasons for the anticipated shift in sentiment is the tempering of economic growth here in the U.S. and the possibility that the Federal Reserve may have to raise the fed funds rate in the second half of 2007 to stave off inflation. The Blue Chip Economic Consensus Forecast out in early June called for 2.1% GDP growth in 2007, well below last year’s 3.3% growth rate and the 3.9% growth registered in 2004. Mid- and small-cap companies tend to outperform large-cap companies when economic growth is robust and rates are low because they can grow their earnings at a faster clip. Today’s climate reflects moderate growth and rising interest rates.

The real growth story is overseas. As is the case with so many opportunities these days, there is the potential for U.S. investors to boost returns by adopting a global perspective. The International Monetary Fund is forecasting a 4.9% global growth rate for 2007, more than double the U.S. projection. Investors can play the global growth story here at home by owning large-cap stocks. Most large companies in the U.S. are multi-national and garner a significant percentage of their revenues from foreign operations. Standard & Poor’s recently announced that 238 companies (those with full reporting information) in its S&P 500 Index generated an average of 44.2% of total sales from outside of the U.S. in 2006. That is up 37% from five years ago. Because these companies are similar in size and stature to those in the DJIA, this perceived multi-national advantage could, in our opinion, influence the performance of this Portfolio in the months ahead.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 10.83% in 2007, vs. 5.57% for the S&P 500 Index.

(1) The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2007.

Dowsm Target Variable Fund LLC
Dowsm Target 5 — Third Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2007 (1)

% of Net Assets

Common Stocks (2)	100.0
Less Net Liabilities	0.0

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	43.2
Consumer Discretionary	21.0
Industrials	18.5
Health Care	17.3

100.0

Schedule of Investments	June 30, 2007 (Unaudited)

		Fair
Common Stocks – 100.0%	Shares	Value

Automobiles – 20.2%
General Motors Corp.	6,164	$232,999
Diversified Telecommunication Services – 43.2%
AT&T Inc.	6,584	273,236
Verizon Communications, Inc.	5,484	225,776

		499,012
Industrial Conglomerates – 18.5%
General Electric Co.	5,569	213,182
Media – 0.8%
Idearc, Inc.	255	9,009
Pharmaceuticals – 17.3%
Pfizer, Inc.	7,826	200,111
Total Common Stocks (Cost $952,354)		$1,154,313

Total Investments — 100.0% (Cost $952,354) (a)		$1,154,313
Liabilities in Excess of Other Assets — 0.0%		(386)

Net Assets — 100.0%		$1,153,927

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC
Dowsm Target 5 — Fourth Quarter Portfolio

 Objective

The Dowsm Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2007

Average Annual Total Returns:
One year	30.76%
Five year	9.51%
Since inception (10/1/99)	5.88%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2007, the Dow Target 5 — Fourth Quarter Portfolio returned 11.77% versus 8.76% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The DJIA received a great deal of fanfare throughout the first half of 2007 for its strong showing, up 8.76% including the effect of dividends. It topped both the S&P 500 and Nasdaq Composite indices, up 6.96% and 8.17%, respectively. The DJIA closed higher in 24 out of 27 trading sessions in April and May — a feat not seen since 1927, according to Forbes. The DJIA closed out the first half of 2007 at 13,408.60, about 2.0% below its all-time high established on June 4.

In the first half of 2007, value investing outpaced growth investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Value Index gained 7.37%, while the S&P 500/Citigroup Growth Index rose 6.53%.

The Dow Target 5 — Fourth Quarter Portfolio significantly outperformed the DJIA in the second half of 2007. The stocks performed as follows: Idearc, Inc. up 25.7%, General Motors Corp. up 24.7%, AT&T Inc. up 18.1%, Verizon Communications, Inc. up 12.7%, General Electric Co. up 4.4% and Pfizer, Inc. up 1.0%.(1)

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle. Mid-and small-caps have dominated their larger counterparts over the past eight years. From June, 1999 through June, 2007, the DJIA posted a cumulative total return of 43.8%, which paled in comparison to the 135.3% gain posted by the S&P 400/Citigroup Index of mid-cap stocks and the 102.5% gain posted by the Russell 2000 Index of small-cap stocks. Two reasons for the anticipated shift in sentiment is the tempering of economic growth here in the U.S. and the possibility that the Federal Reserve may have to raise the fed funds rate in the second half of 2007 to stave off inflation. The Blue Chip Economic Consensus Forecast out in early June called for 2.1% GDP growth in 2007, well below last year’s 3.3% growth rate and the 3.9% growth registered in 2004. Mid- and small-cap companies tend to outperform large-cap companies when economic growth is robust and rates are low because they can grow their earnings at a faster clip. Today’s climate reflects moderate growth and rising interest rates.

The real growth story is overseas. As is the case with so many opportunities these days, there is the potential for U.S. investors to boost returns by adopting a global perspective. The International Monetary Fund is forecasting a 4.9% global growth rate for 2007, more than double the U.S. projection. Investors can play the global growth story here at home by owning large-cap stocks. Most large companies in the U.S. are multi-national and garner a significant percentage of their revenues from foreign operations. Standard & Poor’s recently announced that 238 companies (those with full reporting information) in its S&P 500 Index generated an average of 44.2% of total sales from outside of the U.S. in 2006. That is up 37% from five years ago. Because these companies are similar in size and stature to those in the DJIA, this perceived multi-national advantage could, in our opinion, influence the performance of this Portfolio in the months ahead.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 10.83% in 2007, vs. 5.57% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2007.

Dowsm Target Variable Fund LLC
Dowsm Target 5 — Fourth Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2007 (1)

% of Net Assets

Common Stocks (2)	99.5
Repurchase Agreements and Other Net Assets	0.5

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	42.7
Consumer Discretionary	21.2
Industrials	19.4
Health Care	16.2

99.5

Schedule of Investments	June 30, 2007 (Unaudited)

		Fair
Common Stocks – 99.5%	Shares	Value

Automobiles – 20.4%
General Motors Corp.	8,689	$328,444
Diversified Telecommunication Services – 42.7%
AT&T Inc.	8,873	368,230
Verizon Communications, Inc.	7,783	320,426

		688,656
Industrial Conglomerates – 19.4%
General Electric Co.	8,186	313,360
Media – 0.8%
Idearc, Inc.	390	13,779
Pharmaceuticals – 16.2%
Pfizer, Inc.	10,190	260,558

Total Common Stocks (Cost $1,353,925)		$1,604,797

	Face	Fair
Repurchase Agreements – 0.5%	Amount	Value

U.S. Bank 4.100% 07/02/2007	$8,000	$8,000

Repurchase price $8,003
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool #E99143 4.500%, 09/01/2018 Fair Value: $8,160
Total Repurchase Agreements (Cost $8,000)		$8,000

Total Investments — 100.0% (Cost $1,361,925) (a)		$1,612,797
Other Assets in Excess of Liabilities — 0.0%		36

Net Assets — 100.0%		$1,612,833

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC

Statements of Assets and Liabilities	June 30, 2007 (Unaudited)

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Assets:
Investments in securities, at cost	$2,908,402	$3,635,878	$2,996,375	$2,270,257

Investments in securities, at fair value	$3,506,363	$4,348,300	$3,711,642	$2,759,843
Cash	135	696	186	345
Receivable for membership interest sold	443	32,125	—	—
Dividends and accrued interest receivable	8,558	13,613	9,122	6,892
Prepaid expenses and other assets	11	14	15	8

Total assets	3,515,510	4,394,748	3,720,965	2,767,088

Liabilities:
Payable for membership interest redeemed	2	1	2,997	104
Payable for investment management services	1,724	2,046	1,833	1,359
Accrued professional fees	1,179	1,193	1,198	1,177
Accrued accounting and custody fees	816	1,009	791	676
Accrued printing and other expenses	1,105	1,519	1,763	1,249

Total liabilities	4,826	5,768	8,582	4,565

Net assets	$3,510,684	$4,388,980	$3,712,383	$2,762,523

Net assets consist of:
Par value, $1 per membership interest	$280,557	$301,532	$309,806	$206,165
Paid-in capital in excess of par value	2,392,860	3,094,120	2,485,447	1,915,430
Accumulated net realized gain on investments	140,106	168,098	86,813	72,250
Net unrealized appreciation on investments	597,961	712,422	715,267	489,586
Undistributed net investment income	99,200	112,808	115,050	79,092

Net assets	$3,510,684	$4,388,980	$3,712,383	$2,762,523

Membership interest outstanding	280,557	301,532	309,806	206,165
Net asset value per membership interest	$12.51	$14.56	$11.98	$13.40

Statements of Operations	For the six-month period ended June 30, 2007 (Unaudited)

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Investment income:
Interest	$817	$734	$180	$267
Dividends	55,651	63,858	66,300	48,785

Total investment income	56,468	64,592	66,480	49,052

Expenses:
Management fees	9,606	10,778	11,158	8,263
Custodian fees	1,544	1,447	1,262	1,014
Managers’ (Board) fees	429	442	470	348
Professional fees	1,771	1,785	1,792	1,763
Accounting fees	1,276	1,322	1,358	1,200
Printing	1,056	1,520	1,766	1,576
Other	74	98	111	61

Total expenses	15,756	17,392	17,917	14,225

Net investment income	40,712	47,200	48,563	34,827

Realized and unrealized gain on investments:
Net realized gain on investments	21,879	139,267	89,800	50,746
Change in unrealized appreciation/depreciation on investments	208,524	156,822	170,681	139,860

Net gain on investments	230,403	296,089	260,481	190,606

Change in net assets from operations	$271,115	$343,289	$309,044	$225,433

(continued)

Dowsm Target Variable Fund LLC

Statements of Assets and Liabilities (Continued)	June 30, 2007 (Unaudited)

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Assets:
Investments in securities, at cost	$1,807,991	$2,290,601	$952,354	$1,361,925

Investments in securities, at fair value	$2,189,222	$2,611,885	$1,154,313	$1,612,797
Cash	252	718	901	824
Receivable for membership interest sold	—	1,135	—	—
Dividends and accrued interest receivable	2,964	3,757	1,559	2,294
Prepaid expenses and other assets	7	6	5	4

Total assets	2,192,445	2,617,501	1,156,778	1,615,919

Liabilities:
Payable for securities purchased	—	60,061	—	—
Payable for membership interest redeemed	47	53	26	42
Payable for investment management services	1,056	1,247	578	779
Accrued professional fees	1,169	1,167	1,168	1,165
Accrued accounting and custody fees	545	794	395	404
Accrued printing and other expenses	726	653	684	696

Total liabilities	3,543	63,975	2,851	3,086

Net assets	$2,188,902	$2,553,526	$1,153,927	$1,612,833

Net assets consist of:
Par value, $1 per membership interest	$143,193	$175,818	$97,989	$119,666
Paid-in capital in excess of par value	1,293,541	1,757,592	839,655	1,072,848
Accumulated net realized gain (loss) on investments	318,968	252,836	(21,360)	126,992
Net unrealized appreciation on investments	381,231	321,284	201,959	250,872
Undistributed net investment income	51,969	45,996	35,684	42,455

Net assets	$2,188,902	$2,553,526	$1,153,927	$1,612,833

Membership interest outstanding	143,193	175,818	97,989	119,666
Net asset value per membership interest	$15.29	$14.52	$11.78	$13.48

Statements of Operations (Continued)	For the six-month period ended June 30, 2007 (Unaudited)

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Investment income:
Interest	$580	$771	$167	$153
Dividends	36,830	33,533	22,827	29,231

Total investment income	37,410	34,304	22,994	29,384

Expenses:
Management fees	6,086	5,695	3,499	4,688
Custodian fees	920	977	403	555
Managers’ (Board) fees	268	243	142	199
Professional fees	1,749	1,745	1,740	1,741
Accounting fees	969	921	812	930
Printing and other	777	701	638	919

Total expenses	10,769	10,282	7,234	9,032

Net investment income	26,641	24,022	15,760	20,352

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	211,217	166,917	31,094	10,552
Change in unrealized appreciation/depreciation on investments	(11,485)	70,934	79,638	143,006

Net gain on investments	199,732	237,851	110,732	153,558

Change in net assets from operations	$226,373	$261,873	$126,492	$173,910

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC

 Statements of Changes in Net Assets

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year	Period Ended	Year	Period Ended	Year
	6/30/07	Ended	6/30/07	Ended	6/30/07	Ended	6/30/07	Ended
	(Unaudited)	12/31/06	(Unaudited)	12/31/06	(Unaudited)	12/31/06	(Unaudited)	12/31/06

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$40,712	$70,959	$47,200	$92,676	$48,563	$92,787	$34,827	$60,016
Net realized gain (loss) on investments	21,879	26,456	139,267	(70,316)	89,800	16,508	50,746	14,124
Change in unrealized appreciation/depreciation on investments	208,524	518,541	156,822	807,657	170,681	686,184	139,860	427,903

Change in net assets from operations	271,115	615,956	343,289	830,017	309,044	795,479	225,433	502,043

Distributions to shareholders:
Distributions from net investment income	—	(176,374)	—	(197,789)	—	(200,396)	—	(135,101)

Capital transactions:
Received from shares sold	1,089,251	356,626	1,101,392	156,395	12,027	991,759	71,880	766,546
Received from dividends reinvested	—	176,374	—	197,789	—	200,396	—	135,101
Paid for shares redeemed	(336,943)	(741,936)	(486,053)	(569,272)	(592,092)	(705,694)	(390,448)	(472,775)

Change in net assets from capital transactions	752,308	(208,936)	615,339	(215,088)	(580,065)	486,461	(318,568)	428,872

Change in net assets	1,023,423	230,646	958,628	417,140	(271,021)	1,081,544	(93,135)	795,814
Net Assets:
Beginning of period	2,487,261	2,256,615	3,430,352	3,013,212	3,983,404	2,901,860	2,855,658	2,059,844

End of period	$3,510,684	$2,487,261	$4,388,980	$3,430,352	$3,712,383	$3,983,404	$2,762,523	$2,855,658

Undistributed net investment income	$99,200	$58,488	$112,808	$65,608	$115,050	$66,487	$79,092	$44,265

 Statements of Changes in Net Assets

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year	Period Ended	Year	Period Ended	Year
	6/30/07	Ended	6/30/07	Ended	6/30/07	Ended	6/30/07	Ended
	(Unaudited)	12/31/06	(Unaudited)	12/31/06	(Unaudited)	12/31/06	(Unaudited)	12/31/06

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$26,641	$46,726	$24,022	$37,750	$15,760	$31,420	$20,352	$34,414
Net realized gain (loss) on investments	211,217	81,593	166,917	17,177	31,094	32,054	10,552	103,415
Change in unrealized appreciation/depreciation on investments	(11,485)	352,641	70,934	344,503	79,638	248,515	143,006	210,983

Change in net assets from operations	226,373	480,960	261,873	399,430	126,492	311,989	173,910	348,812

Distributions to shareholders:
Distributions from net investment income	—	(76,746)	—	(66,536)	—	(60,451)	—	(67,085)

Capital transactions:
Received from shares sold	824,483	234,547	1,274,389	201,380	7,966	582,851	26	462,564
Received from dividends reinvested	—	76,746	—	66,536	—	60,451	—	67,085
Paid for shares redeemed	(498,912)	(306,328)	(453,980)	(104,324)	(419,361)	(260,147)	(161,702)	(189,864)

Change in net assets from capital transactions	325,571	4,965	820,409	163,592	(411,395)	383,155	(161,676)	339,785

Change in net assets	551,944	409,179	1,082,282	496,486	(284,903)	634,693	12,234	621,512
Net Assets:
Beginning of period	1,636,958	1,227,779	1,471,244	974,758	1,438,830	804,137	1,600,599	979,087

End of period	$2,188,902	$1,636,958	$2,553,526	$1,471,244	$1,153,927	$1,438,830	$1,612,833	$1,600,599

Undistributed net investment income	$51,969	$25,328	$45,996	$21,974	$35,684	$19,924	$42,455	$22,103

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC

 Financial Highlights

	Dow Target 10 — First Quarter						Dow Target 10 — Second Quarter
	Six-Month						Six-Month
	Period Ended		Year	Year	Year	Year	Period Ended		Year	Year	Year	Year
	6/30/07		Ended	Ended	Ended	Ended	6/30/07		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/06	12/31/05	12/31/04	12/31/03	(Unaudited)		12/31/06	12/31/05	12/31/04	12/31/03

Selected Per-Share Data:
Net asset value, beginning of period	$11.55		$9.64	$10.28	$9.96	$8.18	$13.21		$10.81	$11.10	$10.89	$8.70

Income (loss) from operations:
Net investment income	0.08		0.45	0.41	0.32	0.25 (a)	0.12		0.45	0.39	0.31	0.26 (a)
Net realized and unrealized gain (loss) on investments	0.88		2.33	(1.05)	—	1.77	1.23		2.76	(0.68)	(0.10)	2.17

Total income (loss) from operations	0.96		2.78	(0.64)	0.32	2.02	1.35		3.21	(0.29)	0.21	2.43

Distributions:
Distributions from net investment income	—		(0.87)	—	—	(0.24)	—		(0.81)	—	—	(0.24)

Net asset value, end of period	$12.51		$11.55	$9.64	$10.28	$9.96	$14.56		$13.21	$10.81	$11.10	$10.89

Total return	8.31	%(c)	28.86%	(6.23)%	3.21%	25.24%	10.22	%(c)	29.64%	(2.61)%	1.93%	28.36%
Ratios and supplemental data:
Net assets at end of period (millions)	$3.5		$2.5	$2.3	$2.9	$2.8	$4.4		$3.4	$3.0	$3.2	$3.4
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.98	%(b)	0.98%	0.93%	0.84%	1.10%	0.97	%(b)	0.94%	0.89%	0.91%	1.14%
Net investment income	2.54	%(b)	2.92%	3.25%	3.05%	2.91%	2.63	%(b)	2.91%	3.29%	2.79%	2.71%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.98	%(b)	0.98%	0.93%	0.84%	1.16%	0.97	%(b)	0.94%	0.89%	0.92%	1.14%
Portfolio turnover rate	12%		22%	45%	56%	16%	25%		10%	54%	47%	23%

(a)	Calculated using the average daily shares method.

(b)	Annualized.

(c)	Not annualized.

(continued)

Dowsm Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 10 — Third Quarter						Dow Target 10 — Fourth Quarter
	Six-Month						Six-Month
	Period Ended		Year	Year	Year	Year	Period Ended		Year	Year	Year	Year
	6/30/07		Ended	Ended	Ended	Ended	6/30/07		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/06	12/31/05	12/31/04	12/31/03	(Unaudited)		12/31/06	12/31/05	12/31/04	12/31/03

Selected Per-Share Data:
Net asset value, beginning of period	$11.03		$9.07	$9.59	$9.28	$7.66	$12.36		$10.18	$10.66	$10.54	$8.73

Income (loss) from operations:
Net investment income	0.19		0.22	0.32	0.24	0.23	0.19		0.21	0.32	0.30	0.25
Net realized and unrealized gain (loss) on investments	0.76		2.32	(0.84)	0.07	1.61	0.85		2.58	(0.80)	(0.18)	1.79

Total income (loss) from operations	0.95		2.54	(0.52)	0.31	1.84	1.04		2.79	(0.48)	0.12	2.04

Distributions:
Distributions from net investment income	—		(0.58)	—	—	(0.22)	—		(0.61)	—	—	(0.23)

Net asset value, end of period	$11.98		$11.03	$9.07	$9.59	$9.28	$13.40		$12.36	$10.18	$10.66	$10.54

Total return	8.61	%(b)	27.96%	(5.42)%	3.34%	24.46%	8.41	%(b)	27.41%	(4.50)%	1.14%	23.81%
Ratios and supplemental data:
Net assets at end of period (millions)	$3.7		$4.0	$2.9	$3.3	$3.2	$2.8		$2.9	$2.1	$2.2	$2.6
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.96	%(a)	0.95%	0.90%	0.93%	1.14%	1.03	%(a)	0.98%	0.99%	0.92%	1.32%
Net investment income	2.61	%(a)	2.89%	3.19%	2.73%	2.87%	2.53	%(a)	2.88%	3.16%	2.89%	2.63%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.96	%(a)	0.95%	0.90%	0.94%	1.14%	1.03	%(a)	0.98%	0.99%	0.92%	1.33%
Portfolio turnover rate	0%		30%	41%	56%	37%	0%		22%	35%	40%	59%

(a)	Annualized.

(b)	Not annualized.

(continued)

Dowsm Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 5 — First Quarter						Dow Target 5 — Second Quarter
	Six-Month						Six-Month
	Period Ended		Year	Year	Year	Year	Period Ended		Year	Year	Year	Year
	6/30/07		Ended	Ended	Ended	Ended	6/30/07		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/06	12/31/05	12/31/04	12/31/03	(Unaudited)		12/31/06	12/31/05	12/31/04	12/31/03

Selected Per-Share Data:
Net asset value, beginning of period	$13.73		$10.23	$10.46	$9.45	$8.51	$12.78		$9.71	$10.02	$9.03	$7.48

Income (loss) from operations:
Net investment income	0.15		0.43	0.24	0.27	0.20 (a)	0.07		0.29	0.30	0.23	0.18 (a)
Net realized and unrealized gain (loss) on investments	1.41		3.75	(0.47)	0.74	1.44	1.67		3.39	(0.61)	0.76	1.54

Total income (loss) from operations	1.56		4.18	(0.23)	1.01	1.64	1.74		3.68	(0.31)	0.99	1.72

Distributions:
Distributions from net investment income	—		(0.68)	—	—	(0.20)	—		(0.61)	—	—	(0.17)
Distributions from net realized capital gain	—		—	—	—	(0.50)	—		—	—	—	—

Total distributions	—		(0.68)	—	—	(0.70)	—		(0.61)	—	—	(0.17)

Net asset value, end of period	$15.29		$13.73	$10.23	$10.46	$9.45	$14.52		$12.78	$9.71	$10.02	$9.03

Total return	11.36	%(c)	40.83%	(2.20)%	10.69%	19.55%	13.62	%(c)	37.87%	(3.09)%	10.96%	23.25%
Ratios and supplemental data:
Net assets at end of period (millions)	$2.2		$1.6	$1.2	$1.1	$1.0	$2.6		$1.5	$1.0	$1.0	$0.8
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.06	%(b)	0.99%	1.20%	1.07%	1.48%	1.08	%(b)	1.01%	1.31%	1.05%	1.52%
Net investment income	2.63	%(b)	3.15%	2.69%	2.70%	2.20%	2.53	%(b)	2.99%	3.14%	2.55%	2.22%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.06	%(b)	0.99%	1.20%	1.07%	1.72%	1.08	%(b)	1.01%	1.31%	1.06%	1.92%
Portfolio turnover rate	43%		50%	55%	35%	31%	46%		29%	71%	51%	28%

(a)	Calculated using the average daily shares method.

(b)	Annualized.

(c)	Not annualized.

(continued)

Dowsm Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 5 — Third Quarter						Dow Target 5 — Fourth Quarter
	Six-Month						Six-Month
	Period Ended		Year	Year	Year	Year	Period Ended		Year	Year	Year	Year
	6/30/07		Ended	Ended	Ended	Ended	6/30/07		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/06	12/31/05	12/31/04	12/31/03	(Unaudited)		12/31/06	12/31/05	12/31/04	12/31/03

Selected Per-Share Data:
Net asset value, beginning of period	$10.57		$8.09	$10.01	$9.28	$8.44	$12.06		$9.10	$10.40	$9.76	$8.38

Income (loss) from operations:
Net investment income	0.22		0.12	0.26	0.26	0.22	0.19		0.19	0.29	0.25	0.20 (a)
Net realized and unrealized gain (loss) on investments	0.99		2.82	(2.18)	0.47	1.02	1.23		3.30	(1.59)	0.39	1.41

Total income (loss) from operations	1.21		2.94	(1.92)	0.73	1.24	1.42		3.49	(1.30)	0.64	1.61

Distributions:
Distributions from net investment income	—		(0.46)	—	—	(0.23)	—		(0.53)	—	—	(0.20)
Distributions from net realized capital gain	—		—	—	—	(0.17)	—		—	—	—	(0.03)

Total distributions	—		(0.46)	—	—	(0.40)	—		(0.53)	—	—	(0.23)

Net asset value, end of period	$11.78		$10.57	$8.09	$10.01	$9.28	$13.48		$12.06	$9.10	$10.40	$9.76

Total return	11.45	%(c)	36.37%	(19.18)%	7.87%	14.88%	11.77	%(c)	38.33%	(12.50)%	6.56%	19.54%
Ratios and supplemental data:
Net assets at end of period (millions)	$1.2		$1.4	$0.8	$1.0	$1.0	$1.6		$1.6	$1.0	$1.2	$1.1
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.24	%(b)	1.06%	1.39%	1.02%	1.50%	1.16	%(b)	1.03%	1.27%	1.04%	1.50%
Net investment income	2.70	%(b)	2.89%	3.16%	2.67%	2.69%	2.60	%(b)	3.09%	2.82%	2.53%	2.25%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.24	%(b)	1.06%	1.39%	1.02%	1.75%	1.16	%(b)	1.03%	1.27%	1.04%	1.87%
Portfolio turnover rate	0%		40%	71%	92%	86%	0%		39%	71%	70%	63%

(a)	Calculated using the average daily shares method.

(b)	Annualized.

(c)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Dowsm Target Variable Fund LLC

Notes to Financial Statements	June 30, 2007 (Unaudited)

(1) Organization

Dow Target Variable Fund LLC (the “Fund”) is an open-end management investment company. Its “Dow Target 10” Portfolios are four non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial Averagesm (“DJIAsm”) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term. These ten companies are popularly known as the “Dogs of the Dow.” The “Dow Target 5” Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the DJIAsm and the prices of Portfolio membership interests are not intended to track movements of the DJIAsm. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (’Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2) Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

Dividends and Distributions to Shareholders

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements. Distributions are, however, made periodically.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date basis. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers (the “Board”) subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to

(continued)

Dowsm Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2007 (Unaudited)

repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Federal Income Taxes

The Fund is a single-member limited liability company that is taxed as a division of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of ONLIC. Accordingly, the Portfolios have no provision for Federal income taxes.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronoucements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund adopted the standard on June 29, 2007, as required. The adoption of FIN 48 has no impact on the current financial statements for any of the Fund’s Portfolios.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(continued)

Dowsm Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2007 (Unaudited)

(3) Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio, and aggregate cost of securities, at June 30, 2007 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Gross unrealized:
Appreciation	$606,856	$723,736	$723,993	$489,586
Depreciation	(8,895)	(11,314)	(8,726)	—

Net unrealized:
Appreciation (depreciation)	$597,961	$712,422	$715,267	$489,586

Aggregate cost of securities:	$2,908,402	$3,635,878	$2,996,375	$2,270,257

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Gross unrealized:
Appreciation	$390,929	$330,654	$202,799	$252,297
Depreciation	(9,698)	(9,370)	(840)	(1,425)

Net unrealized:
Appreciation (depreciation)	$381,231	$321,284	$201,959	$250,872

Aggregate cost of securities:	$1,807,991	$2,290,601	$952,354	$1,361,925

(4) Investment Transactions

Purchases and sales of investment securities (excluding short-term and government securities) for the six-month period ended June 30, 2007 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Stocks:
Purchases	$1,156,933	$1,573,707	$—	$—
Sales	$376,180	$905,568	$514,683	$280,314

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Stocks:
Purchases	$1,212,438	$1,755,854	$—	$—
Sales	$864,524	$877,268	$386,135	$136,133

(5) Related Party and Other Transactions

The Portfolios’ day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (“ONI”). ONI is an Ohio corporation and is a wholly-owned subsidiary of ONLIC. Its address is the same as those of the Fund and ONLIC. ONI and its predecessor have been managing investment companies since 1970.

For managing the Fund’s assets, ONI receives a management fee based on each of the Portfolios’ average daily net assets. This fee is calculated daily at the annualized rate of 0.60% of average daily net assets.

(continued)

Dowsm Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2007 (Unaudited)

In addition to the fee paid to ONI, the Portfolios incur other expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and ONI, ONI has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of approximately 0.25% of average net assets per calendar quarter. The agreement is renewed annually upon the approval of the Board. Typically, agreement renewals are approved by the Board in the meeting held subsequent to the close of the second calendar quarter. ONI contracts with First Trust Advisors LP (“First Trust”) to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios’ assets under ONI’s supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow Target strategies in unit investment trusts and other investment companies since 1991.

First Trust has been granted a license by Dow Jones to use certain copyright, trademark and proprietary rights and trade secrets. The Fund and ONLIC have entered into agreements with First Trust to grant the Fund and ONLIC permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLIC’s separate accounts.

For the service and rights provided by First Trust, ONI pays First Trust a monthly sub-advisory fee based on each Portfolio’s average daily net assets. This fee is calculated daily at the annual rate of 0.35% of the Portfolios’ average daily net assets, and is an expense of ONI, not of the Fund.

Each manager who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer of $100 plus $100 for each Board meeting attended and $100 for each Committee meeting attended. For the six-month period ended June 30, 2007, compensation of these managers by the Fund totaled $2,500.

Under an agreement among ONI, ONLIC and the Fund, ONLIC will, to the extent requested by ONI, provide administrative services and such office supplies and equipment as may be reasonably required for ONI to properly perform its functions on behalf of the Fund. In that regard, ONLIC personnel perform the transfer agent function and other administrative services on behalf of the Fund. The services provided to ONI by ONLIC do not represent expenses of the Fund.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

(6) Portfolio Membership Interest Transactions

Portfolio membership interest transactions for the six-month period ended June 30, 2007 and the year ended December 31, 2006 were as follows:

	Dow Target 10 Portfolios
	First Quarter		Second Quarter
	Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/07	12/31/06	6/30/07	12/31/06

Shares issued on sales	93,019	35,205	77,079	13,501
Shares issued on reinvested dividends	—	15,231	—	14,927
Shares redeemed	(27,873)	(69,059)	(35,130)	(47,484)

Net increase (decrease)	65,146	(18,623)	41,949	(19,056)

(continued)

Dowsm Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2007 (Unaudited)

	Dow Target 10 Portfolios
	Third Quarter		Fourth Quarter
	Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/07	12/31/06	6/30/07	12/31/06

Shares issued on sales	1,070	94,178	5,604	60,882
Shares issued on reinvested dividends	—	18,103	—	10,878
Shares redeemed	(52,401)	(71,087)	(30,431)	(43,018)

Net increase (decrease)	(51,331)	41,194	(24,827)	28,742

	Dow Target 5 Portfolios
	First Quarter		Second Quarter
	Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/07	12/31/06	6/30/07	12/31/06

Shares issued on sales	59,457	19,810	93,379	18,962
Shares issued on reinvested dividends	—	5,606	—	5,219
Shares redeemed	(35,490)	(26,177)	(32,665)	(9,422)

Net increase (decrease)	23,967	(761)	60,714	14,759

	Dow Target 5 Portfolios
	Third Quarter		Fourth Quarter
	Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/07	12/31/06	6/30/07	12/31/06

Shares issued on sales	757	57,763	2	37,532
Shares issued on reinvested dividends	—	5,708	—	5,553
Shares redeemed	(38,880)	(26,722)	(13,038)	(17,999)

Net increase (decrease)	(38,123)	36,749	(13,036)	25,086

“Dow Jones Industrial Averagesm”, “DJIAsm”, “Dow Industrialssm”, and “The Dow®” are service marks or trademarks of Dow Jones & Company, Inc. (“Dow Jones”) and have been licensed for uses for certain purposes by First Trust, ONI and the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund’s unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones’ only relationship to the Fund, ONLIC, ONI or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLIC, ONI, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ONI, ONLIC, VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGEsm OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST, ONI, AND/OR ONLIC.

Dowsm Target Variable Fund LLC

Additional Information (Unaudited)	June 30, 2007

(1) Review and Approval of Advisory and Sub-Advisory Agreements

There were no approvals of investment advisory or sub-advisory contracts during the Fund’s most recent fiscal half-year. The most recent comprehensive annual approval of such contacts occurred during the August 14, 2006 meeting of the Fund’s Board of Managers.

(2) Expense Disclosure

An individual may not buy or own membership interest of the Fund directly. An individual acquires an indirect interest in the Fund by purchasing a variable annuity or life insurance contract and allocating payments to Fund Portfolios available through separate accounts. The separate accounts of ONLIC are the shareholders of the Fund.

As a shareholder of the Fund, a separate account incurs ongoing costs, including management fees and other Fund expenses. This example is intended to help a policy/contract owner understand ongoing costs (in dollars) associated with the underlying investment in the Fund by the separate account shareholder and to compare these costs with the ongoing costs associated with investing in other mutual funds.

The example is based on an investment of $1,000 invested at January 1, 2007 and held through June 30, 2007.

  Actual Expenses

The table below provides information about investment values and actual expenses associated with each Portfolio of the Fund. The information below, together with the amount of an underlying investment, can be used to estimate expenses paid over the period. An estimate can be obtained by simply dividing an underlying investment value by $1,000 (for example, an $8,600 investment value divided by $1,000 = 8.6), then multiplying the result by the number in the table under the heading entitled “Expenses Paid During Period”

	Beginning	Ending		Expense Ratio
	Investment	Investment	Expense Paid	During Period
	Value	Value	During Period*	1/1/07 – 6/30/07
Portfolio	1/1/07	6/30/07	1/1/07 – 6/30/07	(Annualized)

Dow Target 10 First Quarter	$1,000.00	$1,083.12	$5.08	0.98%
Dow Target 10 Second Quarter	1,000.00	1,102.20	5.05	0.97%
Dow Target 10 Third Quarter	1,000.00	1,086.13	4.98	0.96%
Dow Target 10 Fourth Quarter	1,000.00	1,084.14	5.34	1.03%
Dow Target 5 First Quarter	1,000.00	1,113.62	5.56	1.06%
Dow Target 5 Second Quarter	1,000.00	1,136.15	5.74	1.08%
Dow Target 5 Third Quarter	1,000.00	1,114.47	6.50	1.24%
Dow Target 5 Fourth Quarter	1,000.00	1,117.74	6.07	1.16%

(continued)

Dowsm Target Variable Fund LLC

Additional Information (Unaudited) (Continued)	June 30, 2007

  Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical investment values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not an actual return. The hypothetical investment values and expenses may not be used to estimate the actual ending investment balance or expenses actually paid for the period by the shareholders. A policy/contract holder may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending		Expense Ratio
	Investment	Investment	Expense Paid	During Period
	Value	Value	During Period*	1/1/07 – 6/30/07
Portfolio	1/1/07	6/30/07	1/1/07 – 6/30/07	(Annualized)

Dow Target 10 First Quarter	$1,000.00	$1,019.91	$4.93	0.98%
Dow Target 10 Second Quarter	1,000.00	1,019.99	4.85	0.97%
Dow Target 10 Third Quarter	1,000.00	1,020.02	4.83	0.96%
Dow Target 10 Fourth Quarter	1,000.00	1,019.67	5.17	1.03%
Dow Target 5 First Quarter	1,000.00	1,019.53	5.32	1.06%
Dow Target 5 Second Quarter	1,000.00	1,019.42	5.42	1.08%
Dow Target 5 Third Quarter	1,000.00	1,018.64	6.21	1.24%
Dow Target 5 Fourth Quarter	1,000.00	1,019.06	5.79	1.16%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. Please note that the expenses shown in these tables are meant to highlight ongoing costs only and do not reflect any contract-level expense or fund transactional costs, such as sales charges (loads), or exchange fees (if any). Therefore, these tables are useful in comparing ongoing fund costs only, and will not fully assist a policy/contract owner in determining the relative total expenses of different funds. In addition, if these transactional costs were included, costs may be higher for these Portfolios as well as for a fund being compared.

Dowsm Target Variable Fund LLC

Information about Managers and Officers (Unaudited)	June 30, 2007

			Term served	Number of
			as Officer	Portfolios in	Principal Occupation and Other
Name and Address	Age	Position with the Fund	or Manager	Fund Complex	Directorships During Past Five Years

Independent Managers
James E. Bushman 3040 Forrer Street Cincinnati, Ohio	62	Manager, Chairman of Audit Committee and Member of Independent Directors Committee	Since March 2000	32	Director, Chairman and CEO: Cast-Fab Technologies, Inc. (a manufacturing company); Director: The Midland Company, ABX Air Inc., The Elizabeth Gamble Deaconess Home Association, The Christ Hospital and The University of Cincinnati Foundation.
L. Ross Love 615 Windings Way Cincinnati, Ohio	60	Manager, Member of Audit and Independent Directors Committees	Since October 1998	32	Director, President and CEO: Blue Chip Enterprises LLC (a company with holdings in the communications and medical equipment industries.) Director: Radio One Inc., Trustee: Syracuse University, Greater Cincinnati Chamber of Commerce, United Way of Greater Cincinnati.
George M. Vredeveld University of Cincinnati P.O. Box 210223 Cincinnati, Ohio	64	Lead Independent Director, Member of Audit and Independent Directors Committees	Since October 1998	32	Alpaugh Professor of Economics, University of Cincinnati; President: Economics Center for Education & Research; Trustee: National Council on Economic Education.

Interested Manager and Officers
John J. Palmer One Financial Way Cincinnati, Ohio	67	President, Chairman and Manager	Since October 1998	32	Director and Vice Chairman: ONLIC; Chairman, CEO and President: NSLA; Director: ONI and various other Ohio National-affiliated companies; Director: Cincinnati Symphony Orchestra; Trustee: Cincinnati Opera
Thomas A. Barefield One Financial Way Cincinnnati, Ohio	54	Vice President	Since October 1998	32	Senior Vice President, Institutional Sales: ONLIC; Prior to November 1997 was Senior Vice President of Life Insurance Company of Virginia. Recent graduate of class XXIX of Leadership Cincinnati. Director: NSLA.
Christopher A. Carlson One Financial Way Cincinnnati, Ohio	48	Vice President	Since March 2000	32	Senior Vice President and Chief Investment Officer: ONLIC; President and Director: ONI
Dennis R. Taney One Financial Way Cincinnnati, Ohio	59	Chief Compliance Officer	Since June 2004	32	Second Vice President: ONLIC, Chief Compliance Officer: ONLIC and ONI; Prior to August 2004 was Treasurer of the Fund.
R. Todd Brockman One Financial Way Cincinnati, Ohio	38	Treasurer	Since August 2004	32	Second Vice President, Mutual Fund Operations: ONLIC and ONI; Prior to July 2004 was an Assurance Manager with Grant Thornton LLP, a certified public accounting firm.
Catherine E. Gehr One Financial Way Cincinnnati, Ohio	35	Assistant Treasurer	Since March 2005	32	Manager, Mutual Fund Operations: ONLIC; Prior to April 2004 was an Accounting Consultant in the financial control area for ONLIC.
Kimberly A. Plante One Financial Way Cincinnnati, Ohio	33	Assistant Secretary	Since March 2005	32	Associate Counsel: ONLIC; Prior to December 2004 was an Associate with Dinsmore & Shohl LLP, attorneys at law.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

doen tm targer variable fund llc po. box 371 cincinnari, ohio 45201 forn 8561 rev 8-07

Item 2.   Code Of Ethics.
As of the end of the period covered by this report, Dow Target Variable Fund (the “Fund”) has adopted a code of ethics (the “Code”) that applies to the Fund’s principal executive officer and principal financial officer. A copy of the Code is filed as an exhibit to this Form N-CSR and is also available, without charge, upon request, by calling 877-781-6392 toll free.
Item 3.   Audit Committee Financial Expert.
The Fund’s Board of Managers has determined that the Fund has a financial expert serving on its Audit Committee. The Audit Committee financial expert is Mr. James E. Bushman. Mr. Bushman is independent for purposes of Item 3 of Form N-CSR.
Item 4.   Principal Accountant Fees And Services.
The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.
(a) Audit Fees.
Fiscal year ended December 31, 2006:  $17,600
Fiscal year ended December 31, 2005:  $16,600
(b) Audit-Related Fees.
Professional services rendered in connection with the consent on the Fund’s N1A filing.
Fiscal year ended December 31, 2006:  $4,500
Fiscal year ended December 31, 2005:  $4,300
(c) Tax Fees.          None.
(d) All Other Fees.    None.
(e) (1) Audit Committee Pre-Approval Policies and Procedures:
The Fund’s Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund’s financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.
(e) (2) Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
During the fiscal years ended December 31, 2006 and 2005, there were no non-audit services provided by the Fund’s principal accountant that would have required pre-approval by the Fund’s Audit Committee. The audit related fees aforementioned were pre-approved by the Fund’s Audit Committee, although not required by paragraph (c) (7) (ii) of Regulation S-X as the audit-related fees were less than five percent of the total amount of revenues paid to the Fund’s principal accountant.
(f) Not applicable.
(g)	There were no non-audit services provided by the Fund’s principal accountant, other than items disclosed in (b) above, in which a fee was billed to the Fund, the Fund’s adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years.

(h)	Not applicable, as there were no non-audit services performed by the Fund’s principal accountant that were rendered to the Fund, the Fund’s adviser, or any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant that were not pre-approved for the last two fiscal years.

Item 5.   Audit Committee Of Listed Registrants.
Not applicable.
Item 6.   Schedule of Investments.
Not applicable.
Item 7.   Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.
Not Applicable.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Managers.
Item 11.   Controls and Procedures.
(a)	The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the Fund’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 12.   Exhibits.
(a)(1)	The Fund’s Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE.
(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow Target Variable Fund LLC
By:	/s/ John J. Palmer
John J. Palmer
President and Manager September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dow Target Variable Fund LLC
By:	/s/ John J. Palmer
John J. Palmer
President and Manager September 5, 2007

By:	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer September 5, 2007